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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

Liquid Assets Portfolio STIC Prime Portfolio Treasury Portfolio Government & Agency Portfolio Government TaxAdvantage Portfolio Tax-Free Cash Reserve Portfolio
Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	CM-STIT-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–49.05%(a)

Asset-Backed Securities - Commercial Loans/Leases–0.68%

Atlantis One Funding Corp. (b)(c)	0.17%	06/17/13	$150,000	$149,988,667

Asset-Backed Securities - Consumer Receivables–2.75%

Old Line Funding, LLC (c)	0.18%	07/15/13	66,000	65,985,480
Old Line Funding, LLC (c)	0.20%	08/16/13	80,000	79,966,222
Old Line Funding, LLC (c)	0.22%	06/03/13	50,000	49,999,389
Old Line Funding, LLC (c)	0.23%	10/15/13	44,700	44,661,161
Old Line Funding, LLC (c)	0.24%	11/15/13	100,000	99,888,666
Old Line Funding, LLC (c)	0.25%	10/09/13	50,000	49,954,861
Old Line Funding, LLC (c)	0.25%	10/21/13	40,000	39,960,556
Thunder Bay Funding, LLC (c)	0.20%	08/16/13	29,550	29,537,523
Thunder Bay Funding, LLC (c)	0.20%	09/10/13	44,000	43,975,311
Thunder Bay Funding, LLC (c)	0.21%	06/05/13	50,000	49,998,833
Thunder Bay Funding, LLC (c)	0.25%	10/21/13	50,000	49,950,695
				603,878,697

Asset-Backed Securities – Diversified Banks–2.16%

Collateralized Commercial Paper Co., LLC	0.38%	07/31/13	118,600	118,524,887
Collateralized Commercial Paper Co., LLC	0.38%	08/01/13	60,600	60,560,980
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	208,000	207,612,600
Collateralized Commercial Paper II Co., LLC (c)	0.35%	08/26/13	88,000	87,926,422
				474,624,889

Asset-Backed Securities - Fully Supported–1.26%

Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.24%	11/20/13	38,000	37,956,427
Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)(d)	0.25%	10/15/13	35,000	35,000,000
Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)(d)	0.26%	11/13/13	180,000	180,000,000
Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.30%	07/16/13	25,000	24,990,625
				277,947,052

Asset-Backed Securities - Fully Supported Bank–5.69%

Alpine Securitization Corp. (CEP-Credit Suisse AG) (b)(c)	0.16%	06/04/13	75,000	74,999,000
Cancara Asset Securitisation LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.17%	06/24/13	22,000	21,997,611
Cancara Asset Securitisation LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.19%	07/12/13	100,000	99,978,361
Cancara Asset Securitisation LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.19%	07/16/13	75,000	74,982,187
Cancara Asset Securitisation LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.20%	06/03/13	100,000	99,998,889
Concord Minutemen Capital Co., LLC; -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.24%	07/08/13	150,000	149,963,000
Crown Point Capital Co., LLC; -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.24%	07/10/13	75,000	74,980,500
Crown Point Capital Co., LLC; -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.25%	06/04/13	100,000	99,997,917
Gotham Funding Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.17%	06/03/13	41,000	40,999,613
Gotham Funding Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.18%	07/15/13	15,000	14,996,700
Gotham Funding Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.19%	06/17/13	60,000	59,994,933
Gotham Funding Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.20%	06/10/13	41,000	40,997,950
Legacy Capital LLC; -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.24%	07/05/13	25,000	24,994,333
Legacy Capital LLC; -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.24%	07/16/13	25,000	24,992,500
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.24%	07/10/13	75,000	74,980,500
Manhattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.) (b)(c)	0.20%	06/10/13	38,000	37,998,100
Matchpoint Master Trust (CEP-BNP Paribas) (b)(c)	0.20%	08/13/13	20,000	19,991,889
Newport Funding Corp. (CEP-Deutsche Bank) (c)	0.18%	06/24/13	75,000	74,991,375
Victory Receivables Corp. (CEP-Bank of Tokyo Mutsubishi UFJ, Ltd. (The)) (b)(c)	0.20%	06/03/13	65,000	64,999,278
Victory Receivables Corp. (CEP-Bank of Tokyo Mutsubishi UFJ, Ltd. (The)) (b)(c)	0.20%	06/11/13	75,000	74,995,833
				1,251,830,469

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Asset-Backed Securities - Multi-Purpose–7.00%

Chariot Funding, LLC (c)	0.14%	06/17/13	$106,984	$106,977,343
Chariot Funding, LLC (c)	0.24%	11/07/13	50,000	49,947,000
Chariot Funding, LLC (c)	0.24%	11/08/13	90,000	89,904,000
Chariot Funding, LLC (c)	0.25%	10/16/13	50,000	49,952,431
Chariot Funding, LLC (c)	0.25%	11/01/13	50,000	49,946,875
Chariot Funding, LLC (c)	0.27%	09/04/13	50,000	49,964,375
Jupiter Securitization Co. LLC (c)	0.22%	10/04/13	50,000	49,961,805
Jupiter Securitization Co. LLC (c)	0.23%	06/07/13	50,000	49,998,083
Jupiter Securitization Co. LLC (c)	0.23%	09/18/13	50,000	49,965,181
Jupiter Securitization Co. LLC (c)	0.24%	11/26/13	50,000	49,940,666
Jupiter Securitization Co. LLC (c)	0.27%	08/27/13	50,000	49,967,375
Jupiter Securitization Co. LLC (c)	0.27%	09/03/13	75,000	74,947,125
Jupiter Securitization Co. LLC (c)	0.27%	09/04/13	50,000	49,964,375
Jupiter Securitization Co. LLC (c)	0.30%	02/18/14	22,500	22,450,875
Mont Blanc Capital Corp. (b)(c)	0.26%	09/09/13	54,730	54,690,473
Mont Blanc Capital Corp. (b)(c)	0.29%	06/03/13	50,000	49,999,194
Nieuw Amsterdam Receivables Corp. (b)(c)	0.16%	07/08/13	100,000	99,983,556
Nieuw Amsterdam Receivables Corp. (b)(c)	0.17%	06/21/13	20,000	19,998,111
Nieuw Amsterdam Receivables Corp. (c)	0.17%	07/23/13	70,000	69,982,811
Regency Markets No. 1, LLC (United Kingdom) (c)	0.15%	06/06/13	42,711	42,710,110
Regency Markets No. 1, LLC (United Kingdom) (c)	0.16%	06/28/13	200,000	199,976,000
Regency Markets No. 1, LLC (United Kingdom) (b)(c)	0.17%	06/13/13	79,622	79,617,488
Regency Markets No. 1, LLC (United Kingdom) (c)	0.17%	06/20/13	129,984	129,972,337
				1,540,817,589

Asset-Backed Securities - Trade Receivables–0.36%

Market Street Funding LLC (c)	0.18%	08/08/13	78,070	78,043,456

Consumer Finance–1.00%

Toyota Motor Credit Corp. (b)	0.23%	07/05/13	70,000	69,984,794
Toyota Motor Credit Corp. (b)	0.25%	09/04/13	150,000	149,901,042
				219,885,836

Diversified Banks–17.49%

Bank of Montreal (b)	0.30%	07/01/13	200,000	199,950,833
Barclays Collateralized Funding Note (b)(c)	0.48%	07/24/13	185,000	185,000,000
BNP Paribas Finance Inc. (b)	0.13%	06/03/13	100,000	99,999,278
BNP Paribas Finance Inc. (b)	0.24%	07/05/13	150,000	149,966,000
BNZ International Funding Ltd. (b)(c)	0.18%	08/14/13	60,000	59,977,800
BNZ International Funding Ltd. (b)(c)	0.19%	07/17/13	30,000	29,992,717
BNZ International Funding Ltd. (b)(c)	0.20%	06/06/13	100,000	99,997,222
BNZ International Funding Ltd. (b)(c)	0.21%	06/20/13	87,000	86,990,357
Caisse de Depots et Consignations (b)(c)	0.19%	06/17/13	75,000	74,993,667
Caisse de Depots et Consignations (b)(c)	0.20%	06/07/13	130,000	129,995,667
Caisse de Depots et Consignations (b)(c)	0.20%	06/11/13	110,000	109,993,889
Credit Agricole North America, Inc.	0.13%	06/06/13	100,000	99,998,264
Credit Agricole North America, Inc.	0.15%	06/05/13	120,000	119,998,000
DBS Bank Ltd. (b)(c)	0.26%	09/10/13	50,000	49,964,229
DBS Bank Ltd. (b)(c)	0.26%	09/12/13	100,000	99,927,042
DBS Bank Ltd. (b)(c)	0.26%	09/13/13	80,000	79,941,067
DBS Bank Ltd. (b)(c)	0.27%	10/04/13	110,000	109,896,875
ING (US) Funding LLC	0.18%	07/29/13	100,000	99,971,000
ING (US) Funding LLC	0.18%	07/30/13	50,000	49,985,250
Lloyds TSB Bank PLC (United Kingdom) (b)	0.15%	06/18/13	150,000	149,989,375
Mizuho Funding, LLC (b)(c)	0.24%	07/10/13	100,000	99,974,542
Mizuho Funding, LLC (b)(c)	0.24%	07/15/13	137,000	136,960,651
Mizuho Funding, LLC (b)(c)	0.24%	08/05/13	100,000	99,957,569
Oversea-Chinese Banking Corp. Ltd. (b)	0.20%	09/03/13	100,000	99,947,778

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–(continued)

Oversea-Chinese Banking Corp. Ltd. (b)	0.22%	07/01/13	$61,000	$60,988,817
Rabobank USA Financial Corp. (b)	0.28%	07/08/13	100,000	99,971,222
Societe Generale North America, Inc. (b)	0.19%	06/06/13	45,000	44,998,812
Societe Generale North America, Inc. (b)	0.24%	07/01/13	90,000	89,982,375
Societe Generale North America, Inc. (b)	0.24%	06/03/13	189,000	188,997,480
Societe Generale North America, Inc. (b)	0.24%	06/05/13	100,000	99,997,333
Standard Chartered Bank (b)(c)	0.22%	09/13/13	100,000	99,936,444
Standard Chartered Bank (b)(c)	0.27%	06/05/13	121,000	120,996,370
Standard Chartered Bank (b)(c)	0.26%	07/01/13	100,000	99,978,333
Sumitomo Mitsui Banking Corp. (b)(c)	0.22%	08/22/13	100,000	99,949,889
Sumitomo Mitsui Banking Corp. (b)(c)	0.23%	07/18/13	250,000	249,924,931
Sumitomo Mitsui Banking Corp. (b)(c)	0.23%	08/12/13	70,000	69,967,800
				3,849,058,878

Household Products–0.57%

Reckitt Benckiser Treasury Services PLC (b)(c)	0.50%	02/11/14	25,000	24,911,458
Reckitt Benckiser Treasury Services PLC (b)(c)	0.52%	06/06/13	50,000	49,996,389
Reckitt Benckiser Treasury Services PLC (b)(c)	0.52%	06/07/13	50,000	49,995,667
				124,903,514

Other Diversified Financial Services–0.34%

General Electric Capital Corp.	0.23%	11/01/13	75,000	74,926,687

Regional Banks–6.63%

Australia & New Zealand Banking Group, Ltd. (b)(c)	0.17%	08/22/13	47,300	47,282,223
Australia & New Zealand Banking Group, Ltd. (b)(c)	0.17%	08/28/13	40,000	39,983,867
Australia & New Zealand Banking Group, Ltd. (b)(c)	0.18%	08/06/13	149,000	148,952,196
Banque et Caisse d’Epargne de I’Etat (b)	0.15%	06/26/13	44,000	43,995,569
Banque et Caisse d’Epargne de I’Etat (b)	0.25%	06/04/13	50,000	49,998,958
Commonwealth Bank of Australia (b)(c)	0.17%	08/13/13	57,000	56,980,351
Commonwealth Bank of Australia (b)(c)	0.17%	08/27/13	70,000	69,972,088
HSBC USA Inc. (b)	0.30%	07/08/13	100,000	99,969,167
HSBC USA Inc. (b)	0.31%	07/12/13	19,000	18,993,292
Macquarie Bank Ltd. (b)(c)	0.25%	07/22/13	25,000	24,991,146
Macquarie Bank Ltd. (b)(c)	0.25%	08/22/13	20,000	19,988,611
Macquarie Bank Ltd. (b)(c)	0.26%	08/16/13	30,000	29,983,533
Mitsubishi UFJ Trust & Banking Corp. (b)(c)	0.15%	06/07/13	250,000	249,993,750
Mitsubishi UFJ Trust & Banking Corp. (b)(c)	0.17%	06/13/13	60,000	59,996,600
Mitsubishi UFJ Trust & Banking Corp. (b)(c)	0.18%	06/10/13	100,000	99,995,500
Natixis US Finance Co. LLC	0.21%	08/01/13	75,000	74,973,313
Natixis US Finance Co. LLC	0.22%	08/01/13	225,000	224,916,125
Nederlandse Waterschapsbank N.V. (b)(c)	0.22%	06/20/13	97,000	96,988,737
				1,457,955,026

Soft Drinks–1.36%

Coca-Cola Co. (c)	0.15%	10/04/13	60,000	59,968,750
Coca-Cola Co. (c)	0.17%	09/10/13	100,000	99,952,306
Coca-Cola Co. (c)	0.19%	07/02/13	100,000	99,983,639
Coca-Cola Co. (c)	0.19%	11/18/13	40,000	39,964,111
				299,868,806

Specialized Finance–1.76%

Kreditanstalt fur Wiederaufbau (b)(c)	0.18%	08/02/13	50,000	49,984,500
Kreditanstalt fur Wiederaufbau (b)(c)	0.19%	08/05/13	73,000	72,974,957

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance–(continued)

Kreditanstalt fur Wiederaufbau (b)(c)	0.19%	08/13/13	$55,000	$54,978,810
Kreditanstalt fur Wiederaufbau (b)(c)	0.24%	10/01/13	210,000	209,832,758
				387,771,025
Total Commercial Paper (Cost $10,791,500,591)				10,791,500,591

Certificates of Deposit–18.23%

Bank of Montreal (b)(d)	0.34%	06/13/14	200,000	200,000,000
Bank of Montreal (b)(d)	0.42%	06/21/13	25,000	25,003,373
Bank of Nova Scotia (b)(d)	0.23%	10/08/13	110,000	110,000,000
Bank of Nova Scotia (b)	0.23%	10/03/13	111,000	111,000,000
Bank of Nova Scotia (b)(d)	0.32%	11/06/13	60,000	60,000,000
Bank of Nova Scotia (b)(d)	0.34%	05/30/14	120,100	120,100,000
Bank of Nova Scotia (b)(d)	0.39%	06/11/14	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.13%	06/04/13	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.16%	06/24/13	100,000	100,000,000
Barclays Bank PLC (b)(d)	0.25%	03/11/14	57,000	57,000,000
Barclays Bank PLC (b)(d)	0.35%	06/17/13	450,000	450,000,000
Landesbank Hessen-Thurin (b)	0.24%	08/08/13	130,000	130,000,000
Lloyds TSB Bank PLC (b)	0.16%	06/03/13	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp. (b)	0.19%	07/23/13	1,356	1,355,980
Nationwide Building Society (b)	0.31%	08/09/13	125,000	124,925,824
Natixis (b)	0.13%	06/03/13	297,215	297,214,589
Nordea Bank Finland PLC (b)	0.16%	08/14/13	50,000	50,000,000
Nordea Bank Finland PLC	0.17%	08/16/13	70,000	70,000,000
Norinchukin Bank (The) (b)	0.24%	08/07/13	30,000	30,000,000
Norinchukin Bank (The) (b)	0.24%	08/09/13	200,000	200,000,000
Norinchukin Bank (The) (b)	0.25%	07/09/13	165,000	165,000,000
Oversea-Chinese Banking Corp. Ltd.	0.15%	06/24/13	70,000	70,000,000
Oversea-Chinese Banking Corp. Ltd.	0.15%	06/26/13	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd. (b)	0.26%	10/07/13	100,000	100,000,000
Rabobank Nederland (b)	0.26%	09/03/13	60,000	60,000,000
Royal Bank of Canada (b)(d)	0.33%	06/04/14	300,000	300,000,000
Sumitomo Mitsui Banking Corp. (b)	0.23%	08/01/13	50,000	50,000,000
Svenska Handelsbanken AB (b)	0.17%	06/13/13	120,000	120,000,000
Swedbank AB (b)	0.16%	06/07/13	40,000	40,000,000
Swedbank AB (b)	0.16%	06/18/13	150,000	150,000,000
Toronto-Dominion Bank (b)	0.12%	06/24/13	100,000	100,000,000
Toronto-Dominion Bank (b)	0.22%	08/13/13	60,600	60,600,000
Toronto-Dominion Bank (b)	0.23%	08/07/13	150,000	150,000,000
Toronto-Dominion Bank (b)	0.23%	10/28/13	60,000	60,000,000
Toronto-Dominion Bank (b)	0.25%	09/20/13	100,000	100,000,000
UBS AG (b)	0.21%	06/13/13	100,000	100,000,000
Total Certificates of Deposit (Cost $4,012,199,766)				4,012,199,766

Variable Rate Demand Notes–8.35%(e)

Credit Enhanced–8.35%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.20%	06/01/29	800	800,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 1999 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.21%	09/01/19	4,500	4,500,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-FHLMC)	0.12%	03/01/35	13,185	13,185,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.20%	10/01/33	7,465	7,465,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP-FNMA)	0.12%	10/15/32	$3,350	$3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC-U.S. Bank, N.A.) (f)	0.13%	12/01/23	1,755	1,755,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC-FHLB of Chicago) (f)	0.12%	12/02/41	6,645	6,645,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.20%	12/01/28	1,200	1,200,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.13%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.12%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, VRD Limited Obligation Tax Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.14%	02/01/31	4,345	4,345,000
Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago) (f)	0.18%	11/01/37	1,940	1,940,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)	0.12%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.12%	07/01/39	24,700	24,700,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (f)	0.12%	06/01/35	6,260	6,260,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (f)	0.14%	05/01/27	1,750	1,750,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.12%	07/01/41	46,300	46,300,000
California (State of); Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC-Barclays Bank PLC) (b)(f)	0.09%	05/01/40	30,000	30,000,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.) (f)	0.14%	12/01/21	1,920	1,920,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.19%	07/01/38	900	900,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.) (f)	0.12%	09/01/33	26,525	26,525,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.12%	06/15/31	2,010	2,010,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.12%	06/15/31	2,685	2,685,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.13%	12/01/32	2,615	2,615,000
Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.12%	05/15/33	3,175	3,175,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	01/01/37	16,675	16,675,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (f)	0.13%	01/01/33	24,775	24,775,000
Cobb (County of) Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	07/01/22	1,500	1,500,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.12%	11/01/38	6,835	6,835,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	06/01/33	8,535	8,535,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.12%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.13%	11/01/28	4,500	4,500,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.13%	06/01/15	1,490	1,490,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	01/01/21	$5,275	$5,275,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (f)	0.12%	03/01/34	8,400	8,400,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	03/01/19	2,465	2,465,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.12%	08/01/42	17,000	17,000,000
Series 2009 B, VRD Economic Development RB (LOC-PNC Bank, N.A.) (f)	0.12%	08/01/39	6,865	6,865,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.12%	11/01/30	28,080	28,080,000
Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	06/01/43	6,000	6,000,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.12%	06/15/25	7,040	7,040,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (f)	0.14%	09/01/36	3,645	3,645,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (f)	0.12%	05/01/36	9,500	9,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (f)	0.17%	11/01/30	1,765	1,765,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.12%	04/01/38	8,500	8,500,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (c)(f)	0.12%	07/01/24	11,395	11,395,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.12%	10/01/32	5,275	5,275,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.15%	07/01/37	3,800	3,800,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (f)	0.14%	11/01/24	10,000	10,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.13%	03/01/30	51,620	51,620,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC)	0.14%	12/01/34	7,010	7,010,000
Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC-Bank of New York Mellon) (f)	0.11%	04/01/36	11,000	11,000,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.12%	06/01/37	13,065	13,065,000
Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC-Wells Fargo Bank, N.A.) (f)	0.12%	02/01/35	2,385	2,385,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.11%	11/01/32	3,200	3,200,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.12%	05/15/31	3,880	3,879,955
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC-PNC Bank, N.A.) (f)	0.13%	07/01/33	12,740	12,740,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank, N.A.) (f)	0.12%	12/01/21	14,600	14,600,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.) (f)	0.11%	06/01/19	10,460	10,460,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.12%	06/01/27	9,500	9,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.12%	11/01/25	4,600	4,600,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	01/01/38	$3,785	$3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.12%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.) (f)	0.12%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	03/01/36	3,135	3,135,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris, N.A.) (c)(f)	0.16%	10/01/17	2,150	2,150,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris N.A.) (f)	0.15%	09/01/24	1,100	1,100,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	08/01/35	4,965	4,965,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.14%	06/01/29	3,000	3,000,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.12%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.14%	11/15/37	1,000	1,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(f)	0.23%	06/01/17	829	829,000
Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	04/01/39	7,400	7,400,000
Series 2009 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	04/01/32	17,600	17,600,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	08/01/15	450	450,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago) (f)	0.41%	11/01/24	100	100,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	08/15/25	7,237	7,237,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.) (f)	0.13%	10/01/33	750	750,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-BMO Harris N.A.) (f)	0.13%	06/01/34	4,200	4,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.17%	05/01/42	2,555	2,555,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.13%	08/01/21	13,790	13,790,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC-BMO Harris N.A.) (f)	0.08%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (f)	0.12%	11/01/37	5,700	5,700,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.12%	10/15/32	3,970	3,970,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.15%	12/01/34	1,400	1,400,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (c)	0.12%	03/01/31	3,200	3,200,000
Kansas City (City of), Missouri Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP-FNMA)	0.12%	11/15/26	1,650	1,650,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	05/01/33	6,700	6,700,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.) (c)(f)	0.17%	09/01/21	$2,500	$2,500,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC-PNC Bank, N.A.) (f)	0.12%	12/01/39	11,100	11,100,000
Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (f)	0.14%	08/02/38	1,600	1,600,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.11%	03/01/38	15,255	15,255,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.) (f)	0.13%	11/01/26	3,775	3,775,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.) (f)	0.14%	11/01/14	400	400,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.) (f)	0.14%	05/01/27	3,940	3,940,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA)	0.12%	04/15/30	7,930	7,930,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.12%	07/01/24	2,000	2,000,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.12%	07/01/24	2,700	2,700,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.17%	07/01/27	1,850	1,850,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.12%	11/01/28	1,620	1,620,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (f)	0.12%	07/01/28	1,995	1,995,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.13%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank N.A) (f)	0.08%	07/01/41	1,000	1,000,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (f)	0.19%	03/01/39	6,210	6,210,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	10/15/30	15,435	15,435,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	10/15/38	16,741	16,741,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.16%	11/15/39	8,000	8,000,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.13%	01/01/25	1,915	1,915,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC-Royal Bank of Canada, N.A.) (b)(f)	0.12%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.12%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.14%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	04/01/37	8,000	8,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	10/01/33	13,400	13,400,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.) (b)(c)(f)	0.12%	05/01/41	2,800	2,800,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC-PNC Bank, N.A.) (f)	0.12%	05/01/39	2,265	2,265,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.12%	11/01/38	$3,740	$3,740,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA)	0.12%	08/15/31	3,065	3,065,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (b)(f)	0.14%	07/01/38	8,905	8,905,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.12%	03/01/33	4,750	4,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.12%	07/15/36	7,575	7,574,655
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.12%	02/15/34	425	424,807
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.13%	12/01/24	2,980	2,980,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (f)	0.12%	09/01/37	1,300	1,300,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.12%	07/01/38	3,600	3,600,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC-Wells Fargo Bank, N.A.) (f)	0.10%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.) (b)(f)	0.11%	11/01/36	9,030	9,030,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.11%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC-TD Bank N.A.) (f)	0.11%	12/01/29	45,410	45,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.13%	04/01/32	2,100	2,100,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	08/01/36	1,925	1,925,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.14%	09/01/27	4,405	4,405,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	04/01/27	2,920	2,920,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	06/01/17	5,440	5,440,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	11/15/28	900	900,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)	0.13%	11/01/35	2,045	2,045,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.20%	12/01/27	8,185	8,185,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.25%	12/01/27	1,700	1,700,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (f)	0.12%	12/01/31	26,460	26,460,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago) (f)	0.14%	09/01/36	3,715	3,715,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.17%	11/01/23	700	700,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.10%	08/01/34	72,000	72,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.15%	10/15/38	7,400	7,400,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC-Bank of Montreal) (b)(f)	0.11%	07/01/40	$18,500	$18,500,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (f)	0.13%	07/01/32	4,135	4,135,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP-FHLMC) (c)	0.17%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.) (f)	0.16%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.) (f)	0.19%	08/01/35	1,200	1,200,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.) (c)(f)	0.14%	05/01/20	2,450	2,450,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.11%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC) (b)(f)	0.11%	12/01/38	53,175	53,175,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	10/01/29	4,200	4,200,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC-TD Bank, N.A.) (f)	0.10%	01/01/34	7,400	7,400,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.13%	12/01/24	4,000	4,000,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (f)	0.12%	06/01/39	1,085	1,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.15%	09/01/32	4,575	4,575,000
Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.18%	11/01/27	1,625	1,625,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis) (f)	0.25%	07/01/40	2,365	2,365,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	04/01/26	4,215	4,215,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.) (f)	0.13%	05/01/19	1,660	1,660,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP-FNMA)	0.12%	11/15/35	7,565	7,564,954
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	03/01/28	4,127	4,127,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.12%	04/15/27	5,600	5,600,000
St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.16%	06/01/38	9,700	9,700,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (c)(f)	0.22%	10/01/21	5,275	5,275,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.) (f)	0.13%	12/01/40	5,150	5,150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.12%	04/15/27	4,970	4,970,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.13%	10/01/33	7,675	7,675,000
St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG) (b)(f)	0.17%	03/01/29	4,000	4,000,000
Series 2009-12 EE, VRD District Cooling RB (LOC-Deutsche Bank AG) (b)(f)	0.15%	03/01/29	1,070	1,070,000
Series 2009-9 BB, VRD District Cooling RB (LOC-Deutsche Bank AG) (b)(f)	0.14%	03/01/29	3,000	3,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.) (f)	0.11%	11/15/50	$3,500	$3,500,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP-FNMA) (c)	0.19%	09/15/36	4,675	4,675,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)	0.12%	05/01/42	13,580	13,580,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.13%	07/01/41	12,525	12,525,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.14%	06/01/41	12,390	12,390,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	01/15/22	4,625	4,625,000
University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (c)(f)	0.20%	07/01/26	1,610	1,610,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal) (b)(f)	0.12%	09/01/32	12,000	12,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.11%	12/01/31	11,255	11,255,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.08%	10/01/34	900	900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.11%	09/01/38	15,700	15,700,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.11%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	08/01/35	12,225	12,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.12%	10/15/32	750	750,000
Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.) (f)	0.13%	07/01/39	10,305	10,305,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.12%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP-FNMA)	0.14%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.12%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA)	0.15%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.15%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC)	0.12%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	0.14%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.11%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC-U.S. Bank, N.A.) (f)	0.11%	10/01/19	2,510	2,510,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.13%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.14%	05/01/28	3,705	3,705,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-Profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.11%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.13%	09/15/20	2,680	2,680,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.13%	12/01/38	3,500	3,500,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	08/15/34	$27,200	$27,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.12%	04/01/35	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.12%	06/01/39	13,155	13,155,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.19%	06/01/25	1,640	1,640,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC-Bank of Montreal) (b)(f)	0.11%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	12/01/36	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.13%	08/01/30	5,700	5,700,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	05/01/30	500	500,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC-BMO Harris Bank, N.A.) (f)	0.20%	05/01/33	700	700,000
Total Variable Rate Demand Notes (Cost $1,837,973,371)				1,837,973,371

Other Bonds & Notes–5.48%

American Honda Finance Corp., Unsec. Notes (b)(c)(d)	0.30%	12/05/13	150,000	150,000,000
General Electric Capital Corp., Sr. Unsec. Global Notes	2.10%	01/07/14	5,000	5,047,563
JPMorgan Chase Bank, N.A., Sr. Unsec. Notes (d)	0.34%	06/07/13	200,000	200,000,000
Royal Bank of Canada, Sr. Unsec. Notes (b)(c)(d)	0.38%	05/30/14	200,000	200,000,000
Toronto-Dominion Bank, Sr. Unsec. Medium-Term Global Notes (b)(d)	0.72%	11/01/13	75,000	75,151,541
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes (d)	0.34%	06/20/14	200,000	200,000,000
Unsec. Medium-Term Notes (d)	0.33%	06/20/14	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes (b)(c)(d)	0.43%	06/07/14	150,000	150,000,000
Total Other Bonds & Notes (Cost $1,205,199,104)				1,205,199,104
TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.11% (Cost $17,846,872,832)				17,846,872,832

			Repurchase Amount

Repurchase Agreements–18.72%(g)

Barclays Capital Inc., Joint agreement dated 05/31/13, aggregate maturing value $490,002,450 (collateralized by U.S. Treasury obligations valued at $499,800,054; 1.50%-3.13%, 06/30/16-10/31/16)	0.06%	06/03/13	356,001,780	356,000,000
BNP Paribas Securities Corp., Joint agreement dated 05/31/13, aggregate maturing value $250,001,458 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,121; 0%-5.25%, 06/03/13-01/15/48)	0.07%	06/03/13	241,001,406	241,000,000
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Corporate obligations valued at $52,500,001; 0.58%-7.95%, 08/01/13-01/15/43) (b)(h)	0.18%	--	--	50,000,000
Credit Agricole Corporate & Investment Bank, Joint agreement dated 05/31/13, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,000; 0.25%-5.00%, 03/31/15-01/01/43)	0.08%	06/03/13	281,001,873	281,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Asset-backed & Mortgage-backed securities valued at $373,347,860; 0%-7.84%, 09/25/22-08/15/56) (b)(h)	0.58%	--	--	340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 05/29/13, maturing value of $130,007,583 (collateralized by Mortgage-backed securities & other instruments valued at $143,000,000; 0%-6.43%, 07/15/13-02/12/51)	0.30%	06/05/13	130,007,583	130,000,000
Deutsche Bank Securities Inc., Joint agreement dated 05/31/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,000,067; 0.13%-9.13%, 12/31/14-01/15/28)	0.06%	06/03/13	345,872,299	345,870,570

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

Merrill Lynch Pierce Fenner & Smith, Inc., Joint agreement dated 05/31/13, aggregate maturing value $185,747,169 (collateralized by U.S. Treasury obligations valued at $189,461,344; 1.38%-4.25%, 11/15/14-02/28/19)	0.05%	06/03/13	$85,746,752	$85,746,395
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/29/13, maturing value $368,299,307 (collateralized by Mortgage-backed securities & other instruments valued at $403,430,364; 0%-12.75%, 09/19/13-02/10/51)	0.48%	07/29/13	368,299,307	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/31/13, maturing value $305,157,160 (collateralized by Mortgage-backed securities & other instruments valued at $335,306,142; 0%-11.95%, 11/01/13-08/15/56)	0.53%	07/05/13	305,157,160	305,000,000
RBC Capital Markets Corp., Joint term agreement dated 05/13/13, aggregate maturing value $400,043,333 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,001; 1.79%-4.50%, 03/01/23-06/01/43) (i)	0.13%	06/12/13	200,021,667	200,000,000
RBC Capital Markets Corp., Term agreement dated 05/28/13, maturing value $300,050,750 (collateralized by Corporate obligations valued at $315,000,000; 0%-11.00%, 09/30/13-12/31/99) (i)	0.21%	06/26/13	300,050,750	300,000,000
Societe Generale, Joint agreement dated 05/31/13, aggregate maturing value $750,005,625 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-5.00%, 11/01/26-06/01/43)	0.09%	06/03/13	176,001,320	176,000,000
Societe Generale, Joint term agreement dated 05/31/13, aggregate maturing value $500,008,750 (collateralized by U.S. Government sponsored agency obligations valued at $510,469,456; 2.40%-5.80%, 07/01/20-05/01/43) (i)	0.09%	06/07/13	200,003,500	200,000,000
Wells Fargo Securities, LLC, Joint agreement dated 05/31/13, aggregate maturing value of $1,000,008,333 (collateralized by U.S. Government sponsored agency obligations valued at $1,020,000,000; 0%-4.00%, 03/25/28-05/01/43)	0.10%	06/03/13	440,003,667	440,000,000
Wells Fargo Securities, LLC, Term agreement dated 05/31/13, maturing value of $300,016,917 (collateralized by Asset-backed securities & other instruments valued at $313,967,700; 0%-7.38%, 06/13/13-06/11/50)	0.29%	06/07/13	300,016,917	300,000,000
Total Repurchase Agreements (Cost $4,118,616,965)				4,118,616,965
TOTAL INVESTMENTS(j)(k)–99.83% (Cost $21,965,489,797)				21,965,489,797
OTHER ASSETS LESS LIABILITIES–0.17%				37,336,584
NET ASSETS–100.00%				$22,002,826,381

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MTN	—Medium-Term Notes
PCR	—Pollution Control Revenue Bonds
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Great Britain: 11.3%; Japan: 10.5%; Canada: 8.9%; France: 6.2%; other countries less than 5% each: 17.6%.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $8,484,380,360, which represented 38.56% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2013

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–48.94%(a)

Asset-Backed Securities - Commercial Loans/Leases–0.79%

Atlantis One Funding Corp. (b)(c)	0.17%	06/17/13	$24,000	$23,998,186

Asset-Backed Securities-Fully Supported Bank–14.97%

Alpine Securitization Corp. (CEP-Credit Suisse AG) (b)	0.15%	06/19/13	50,000	49,996,250
Alpine Securitization Corp. (CEP-Credit Suisse AG) (b)(c)	0.17%	06/11/13	100,000	99,995,278
Cancara Asset Securitisation LLC (CEP-Lloyds TSB Bank PLC) (b)	0.17%	06/25/13	90,000	89,989,800
Gotham Funding Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.19%	06/10/13	100,000	99,995,250
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.24%	07/11/13	15,000	14,996,000
Newport Funding Corp. (CEP-Deutsche Bank) (b)	0.18%	06/24/13	25,000	24,997,125
Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.19%	06/18/13	50,000	49,995,514
Working Capital Management LP (CEP-Mizuho Corporate Bank, Ltd.) (b)(c)	0.20%	07/02/13	25,000	24,995,694
				454,960,911

Asset-Backed Securities-Multi-Purpose-10.69%

Atlantic Asset Securitization, LLC (b)	0.15%	06/19/13	21,893	21,891,358
CAFCO, LLC (b)	0.17%	06/10/13	46,000	45,998,045
Chariot Funding, LLC (b)	0.14%	06/17/13	15,000	14,999,067
CIESCO, LLC (b)	0.16%	06/21/13	75,000	74,993,333
CIESCO, LLC (b)	0.17%	06/05/13	40,000	39,999,244
CRC Funding, LLC (b)	0.17%	06/03/13	50,000	49,999,528
CRC Funding, LLC (b)	0.17%	06/04/13	50,000	49,999,292
CRC Funding, LLC (b)	0.17%	06/10/13	27,000	26,998,853
				324,878,720

Asset-Backed Securities-Securities–2.47%

Scaldis Capital Ltd. /LLC (b)(c)	0.18%	06/04/13	75,000	74,998,875

Asset-Backed Securities-Trade Receivables–1.65%

Market Street Funding, LLC (b)	0.14%	07/26/13	50,000	49,989,306

Diversified Banks–13.95%

Credit Agricole North America, Inc.	0.16%	06/28/13	100,000	99,988,000
ING (U.S.) Funding LLC	0.18%	07/29/13	24,000	23,993,040
Lloyds TSB Bank PLC (c)	0.17%	07/23/13	30,000	29,992,850
Rabobank USA Financial Corp. (c)	0.17%	06/28/13	20,000	19,997,450
Societe Generale North America, Inc. (c)	0.24%	06/05/13	50,000	49,998,667
Standard Chartered Bank (b)(c)	0.16%	06/25/13	100,000	99,989,333
Sumitomo Mitsui Banking Corp. (b)(c)	0.18%	07/05/13	100,000	99,983,000
				423,942,340

Municipal Commercial Paper–0.97%

Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing); Series 2008A, Commercial Paper Lease RN (LOC-U.S. Bank, N.A.) (d)	0.15%	07/02/13	29,622	29,622,000

Regional Banks–3.45%

Natixis U.S. Finance Company, LLC	0.20%	07/29/13	50,000	49,983,889
PNC Bank, N.A.	0.13%	06/27/13	55,000	54,994,836
				104,978,725
Total Commercial Paper (Cost $1,487,369,063)				1,487,369,063

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–13.82%

Barclays Bank PLC (c)	0.25%	03/11/14	$60,000	$60,000,000
Landesbank Hessen-Thuringen (c)	0.15%	07/05/13	20,000	20,000,000
Mizuho Corporate Bank, Ltd. (c)	0.18%	06/28/13	120,000	120,000,000
Societe Generale (c)	0.28%	06/10/13	25,000	25,000,312
Swedbank AB (c)	0.15%	06/07/13	50,000	49,999,958
Swedbank AB (c)	0.16%	06/07/13	75,000	75,000,000
Toronto-Dominion Bank	0.10%	06/28/13	70,000	70,000,000
Total Certificates of Deposit (Cost $420,000,270)				420,000,270

Variable Rate Demand Notes–11.21%(e)

Credit Enhanced–11.21%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.20%	06/01/29	2,470	2,470,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.) (b)(d)	0.14%	10/01/25	3,455	3,455,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (d)	0.20%	12/01/28	2,600	2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (d)	0.13%	11/01/40	5,890	5,890,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.12%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (d)	0.13%	01/01/33	2,215	2,215,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.12%	06/01/37	5,000	5,000,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.13%	01/01/21	2,200	2,200,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (d)	0.12%	03/01/34	2,000	2,000,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (d)	0.12%	04/01/38	31,200	31,200,000
Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (d)	0.13%	10/01/32	3,000	3,000,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (d)	0.15%	12/01/28	5,655	5,655,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (d)	0.12%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (d)	0.12%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.13%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.13%	08/01/28	11,530	11,530,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.12%	08/15/25	2,400	2,400,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.12%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.13%	02/01/39	3,700	3,700,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.12%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (d)	0.09%	10/01/38	6,585	6,585,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.12%	10/15/30	19,670	19,670,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.12%	10/15/38	16,399	16,399,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.12%	11/15/31	$4,000	$4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.) (d)	0.14%	06/01/35	5,440	5,440,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (c)(d)	0.14%	07/01/38	4,035	4,035,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.12%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (d)	0.13%	01/01/18	2,100	2,100,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.11%	01/01/24	30,500	30,500,000
New York (City of ), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC-TD Bank, N.A.) (d)	0.12%	04/01/32	5,400	5,400,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (d)	0.13%	04/01/32	1,870	1,870,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.14%	09/01/27	2,935	2,935,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.12%	11/15/28	9,315	9,315,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (d)	0.14%	06/01/23	5,855	5,855,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.13%	12/01/37	800	800,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.15%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.) (d)	0.14%	05/01/34	3,000	3,000,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC-Canadian Imperial Bank of Commerce) (c)(d)	0.11%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (d)	0.12%	11/01/29	1,900	1,900,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.12%	04/15/27	9,170	9,170,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.13%	07/01/33	17,855	17,855,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.15%	06/01/30	10,600	10,600,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC-U.S. Bank, N.A.) (d)	0.11%	06/01/35	5,525	5,525,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.13%	12/01/36	7,000	7,000,000
Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.13%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.13%	03/01/36	5,900	5,900,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.13%	05/01/30	2,500	2,500,000
Total Variable Rate Demand Notes (Cost $340,489,000)				340,489,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–73.97% (Cost $2,247,858,333)				2,247,858,333

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–27.68%(f)

Bank of Montreal, Joint agreement dated 05/31/13, aggregate maturing value $150,001,000 (collateralized by U.S. Government sponsored agency obligations valued at $153,120,523; 2.5%-6.5%, 10/01/27-05/01/43)	0.08%	06/03/13	$100,000,667	$100,000,000
Credit Agricole Corporate & Investment Bank, Joint agreement dated 05/31/13, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,000; 0.25%-5.00%, 03/31/15-01/01/43)	0.08%	06/03/13	150,001,000	150,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 05/31/13, aggregate maturing value $100,000,583 (collateralized by U.S. Government sponsored agency obligations valued at $102,008,605; 0%-6.75%, 07/15/19-04/01/36)	0.07%	06/03/13	20,000,117	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/29/13, maturing value $55,044,733 (collateralized by Asset-backed securities & other instruments valued at $60,132,565; 0%-11.95%, 11/01/13-08/15/56)	0.48%	07/29/13	55,044,733	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/31/13, maturing value $45,023,188 (collateralized by Asset-backed securities & other instruments valued at $49,429,435; 0%-9.25%, 02/26/16-08/15/56)	0.53%	07/05/13	45,023,188	45,000,000
RBC Capital Markets Corp., Joint agreement dated 05/31/13, aggregate maturing value $400,002,667 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,001; 3.50%-4.00%, 05/01/42-08/01/42)	0.08%	06/03/13	76,156,873	76,156,365
RBC Capital Markets Corp., Joint term agreement dated 05/13/13, aggregate maturing value $400,043,333 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,001; 1.79%-4.50%, 03/01/23-06/01/43) (g)	0.13%	06/12/13	100,010,833	100,000,000
RBC Capital Markets Corp., Term agreement dated 05/08/13, maturing value $100,022,361 (collateralized by Municipal obligations & other instruments valued at $104,965,274; 0%-9.10%, 02/15/14-10/12/52) (c)(g)	0.23%	06/12/13	100,022,361	100,000,000
RBC Capital Markets Corp., Term agreement dated 05/14/13, maturing value of $45,009,000 (collateralized by U.S. Government sponsored agency obligations & other instruments valued at $45,900,000; 0.40%-20.11%, 05/16/16-03/25/43) (c)(g)	0.24%	06/13/13	45,009,000	45,000,000
Societe Generale, Joint term agreement dated 05/31/13, aggregate maturing value $500,008,750 (collateralized by U.S. Government sponsored agency obligations valued at $510,469,456; 2.40%-5.80%, 07/01/20-05/01/43) (g)	0.09%	06/07/13	100,001,750	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 05/31/13, maturing value of $50,002,819 (collateralized by Asset-backed securities & other instruments valued at $52,500,00; 0%-5.63%, 12/15/14-05/15/48) (g)	0.29%	06/07/13	50,002,819	50,000,000
Total Repurchase Agreements (Cost $841,156,365)				841,156,365
TOTAL INVESTMENTS(h)(i)–101.65% (Cost $3,089,014,698)				3,089,014,698
OTHER ASSETS LESS LIABILITIES–(1.65)%				(50,355,970)
NET ASSETS–100.00%				$3,038,658,728

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $1,132,253,332, which represented 37.26% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 13.0%; United Kingdom: 6.9%; France: 5.6%; Canada: 5.1%; other countries less than 5% each: 14.4%.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(f)	Principal amount equals value at period end. See Note 1D.

(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(h)	Also represents cost for federal income tax purposes.

(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2013

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–40.88%

U.S. Treasury Bills–34.10%(a)

U.S. Treasury Bills	0.11%	07/05/13	$250,000	$249,974,028
U.S. Treasury Bills	0.10%	07/11/13	225,000	224,974,750
U.S. Treasury Bills	0.11%	07/18/13	300,000	299,958,875
U.S. Treasury Bills	0.05%	07/25/13	250,000	249,981,250
U.S. Treasury Bills	0.10%	07/25/13	300,000	299,955,000
U.S. Treasury Bills	0.11%	07/25/13	250,000	249,960,250
U.S. Treasury Bills	0.03%	08/01/13	377,000	376,984,032
U.S. Treasury Bills	0.05%	08/01/13	250,000	249,978,819
U.S. Treasury Bills	0.11%	08/01/13	300,000	299,946,625
U.S. Treasury Bills	0.11%	08/08/13	300,000	299,937,100
U.S. Treasury Bills	0.05%	08/15/13	300,000	299,971,875
U.S. Treasury Bills	0.12%	08/15/13	300,000	299,928,125
U.S. Treasury Bills	0.04%	08/22/13	400,000	399,963,555
U.S. Treasury Bills	0.05%	08/29/13	390,000	389,956,612
U.S. Treasury Bills	0.08%	09/19/13	100,000	99,975,556
U.S. Treasury Bills	0.08%	10/03/13	200,000	199,944,889
U.S. Treasury Bills	0.09%	10/03/13	200,000	199,941,444
U.S. Treasury Bills	0.09%	10/10/13	250,000	249,922,674
U.S. Treasury Bills	0.09%	10/17/13	350,000	349,885,958
U.S. Treasury Bills	0.09%	10/24/13	300,000	299,897,292
U.S. Treasury Bills	0.08%	10/31/13	300,000	299,898,667
U.S. Treasury Bills	0.07%	11/07/13	300,000	299,905,925
U.S. Treasury Bills	0.08%	11/14/13	300,000	299,892,792
U.S. Treasury Bills	0.08%	11/29/13	300,000	299,877,071
				6,790,613,164

U.S. Treasury Notes–6.78%

U.S. Treasury Notes	0.38%	07/31/13	200,000	200,110,029
U.S. Treasury Notes	0.75%	08/15/13	250,000	250,313,895
U.S. Treasury Notes	0.25%	10/31/13	650,000	650,337,750
U.S. Treasury Notes	0.25%	11/30/13	250,000	250,199,148
				1,350,960,822
Total U.S. Treasury Securities (Cost $8,141,573,986)				8,141,573,986
TOTAL INVESTMENTS (excluding Repurchase Agreements)–40.88% (Cost $8,141,573,986)				8,141,573,986

			Repurchase Amount

Repurchase Agreements–58.08%(b)

Bank of Montreal, Agreement dated 05/31/13, maturing value $550,002,750 (collateralized by U.S. Treasury obligations valued at $561,000,006; 0%-9.88%, 06/15/13-02/15/43)	0.06%	06/03/13	550,002,750	550,000,000
Bank of Montreal, Term agreement dated 04/16/13, maturing value $500,094,722 (collateralized by U.S. Treasury obligations valued at $510,000,098; 0%-8.75%, 06/30/13-02/15/41) (c)	0.11%	06/17/13	500,094,722	500,000,000
Barclays Capital Inc., Term agreement dated 05/17/13, maturing value $250,015,069 (collateralized by U.S. Treasury obligations valued at $255,000,053; 0.25-3.88%, 02/15/15-08/15/19)	0.07%	06/17/13	250,015,069	250,000,000
Barclays Capital Inc., Term agreement dated 05/31/13, maturing value $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,000,063; 0.25%-4.75%, 06/30/14-02/15/41) (c)	0.03%	06/07/13	500,002,917	500,000,000
BNP Paribas Securities Corp., Agreement dated 05/31/13, maturing value $290,001,450 (collateralized by U.S. Treasury obligations valued at $295,814,858; 0.38%-0.88%, 06/15/15-01/31/17)	0.06%	06/03/13	290,001,450	290,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Term agreement dated 05/15/13, maturing value $500,067,778 (collateralized by a U.S. Treasury obligation valued at $510,000,202; 0.13%-3.63%, 07/15/14-04/15/28) (c)	0.08%	07/15/13	$500,067,778	$500,000,000
BNP Paribas Securities Corp., Term agreement dated 04/29/13, maturing value $500,115,000 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-3.63%, 07/15/22-04/15/28) (c)	0.09%	07/30/13	500,115,000	500,000,000
CIBC World Markets Corp., Agreement dated 05/31/13, maturing value $200,001,000 (collateralized by U.S. Treasury obligations valued at $204,000,968; 0.13%-11.25%, 07/15/13-05/15/43)	0.06%	06/03/13	200,001,000	200,000,000
Citigroup Global Markets Inc., Agreement dated 05/31/13, maturing value $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,000,044; 0%-6.38%, 07/15/13-02/15/39)	0.06%	06/03/13	500,002,500	500,000,000
Citigroup Global Markets Inc., Term agreement dated 05/29/13, maturing value $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,000,089; 0%-4.50%, 09/15/13-02/15/42) (c)	0.03%	06/05/13	500,002,917	500,000,000
Credit Agricole Corporate & Investment Bank, Agreement dated 05/31/13, maturing value $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,072; 0.25%-3.13%, 04/15/14-02/15/42)	0.06%	06/03/13	1,000,005,000	1,000,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 05/31/13, maturing value $100,000,500 (collateralized by U.S. Treasury obligations valued at $102,000,685; 0%, 05/15/18-08/15/31)	0.06%	06/03/13	100,000,500	100,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 05/16/13, maturing value $250,014,097 (collateralized by U.S. Treasury obligations valued at $255,003,988; 0%, 08/15/18-08/15/39)	0.07%	06/14/13	250,014,097	250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 05/31/13, aggregate maturing value $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,000,067; 0.13%-9.13%, 12/31/14-01/15/28)	0.06%	06/03/13	37,254,179	37,253,993
Deutsche Bank Securities Inc., Term agreement dated 05/16/13, maturing value $500,073,611 (collateralized by U.S. Treasury obligations valued at $510,000,003; 0%-8.88%, 09/05/13-11/15/28) (c)	0.10%	07/08/13	500,073,611	500,000,000
HSBC Securities (USA) Inc., Agreement dated 05/31/13, maturing value $650,003,250 (collateralized by U.S. Treasury obligations valued at $663,002,594; 0.63%-8.00%, 02/15/15-11/15/41)	0.06%	06/03/13	650,003,250	650,000,000
HSBC Securities (USA) Inc., Term agreement dated 05/30/13, maturing value $100,000,389 (collateralized by U.S. Treasury obligations valued at $102,001,098; 1.13%-3.25%, 06/15/13-07/31/16) (c)	0.02%	06/06/13	100,000,389	100,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/28/13, maturing value $600,004,667 (collateralized by U.S. Treasury obligations valued at $612,000,096; 0%-6.50%, 07/25/13-05/15/30) (c)	0.04%	06/04/13	600,004,667	600,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint agreement dated 05/31/13, aggregate maturing value $185,747,169 (collateralized by U.S. Treasury obligations valued at $189,461,344; 1.38%-4.25%, 11/15/14-02/28/19)	0.05%	06/03/13	100,000,417	100,000,000
Morgan Stanley, Agreement dated 05/31/13, maturing value $200,001,000 (collateralized by U.S. Treasury obligations valued at $204,000,078; 0.75%-2.63%, 10/31/17-08/15/20)	0.06%	06/03/13	200,001,000	200,000,000
RBC Capital Markets Corp., Term agreement dated 04/15/13, maturing value $250,041,667 (collateralized by U.S. Treasury obligations valued at $255,000,003; 0%-5.13%, 06/13/13-05/15/43) (c)	0.10%	06/14/13	250,041,667	250,000,000
RBC Capital Markets Corp., Term agreement dated 05/31/13, maturing value $900,007,000 (collateralized by U.S. Treasury obligations valued at $918,000,019; 0%-7.63%, 06/20/13-02/15/43) (c)	0.04%	06/07/13	900,007,000	900,000,000
RBS Securities Inc., Agreement dated 05/31/13, maturing value $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,000,290; 0.13%-1.63%, 04/15/14-01/15/22)	0.06%	06/03/13	500,002,500	500,000,000
RBS Securities Inc., Term agreement dated 05/01/13, maturing value $300,041,333 (collateralized by U.S. Treasury obligations valued at $306,004,388; 0.13%-1.63%, 01/15/15-07/15/22) (c)	0.08%	07/02/13	300,041,333	300,000,000
Societe Generale, Agreement dated 05/31/13, maturing value $490,002,450 (collateralized by U.S. Treasury obligations valued at $499,800,042; 0%-3.50%, 10/03/13-01/15/21)	0.06%	06/03/13	490,002,450	490,000,000
Societe Generale, Term agreement dated 05/29/13, maturing value $400,001,556 (collateralized by U.S. Treasury obligations valued at $408,000,177; 0.13%-3.63%, 04/15/16-02/15/40) (c)	0.02%	06/05/13	400,001,556	400,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, Agreement dated 05/31/13, maturing value $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,000,065; 0.13%-3.13%, 09/15/13-02/15/43)	0.06%	06/03/13	$500,002,500	$500,000,000
Wells Fargo Securities, LLC, Joint agreement dated 05/31/13, aggregate maturing value $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,534,671; 0%-9.88%, 06/15/13-02/15/42)	0.10%	06/03/13	400,003,333	400,000,000
Total Repurchase Agreements (Cost $11,567,253,993)				11,567,253,993
TOTAL INVESTMENTS(d)–98.96% (Cost $19,708,827,979)				19,708,827,979
OTHER ASSETS LESS LIABILITIES–1.04%				207,098,397
NET ASSETS–100.00%				$19,915,926,376

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Principal amount equals value at period end. See Note 1D.

(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(d)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2013

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–51.95%

Federal Farm Credit Bank (FFCB)–4.41%

Unsec. Bonds (a)	0.20%	07/02/13	$54,000	$54,001,472
Unsec. Bonds (a)	0.18%	01/14/14	25,000	24,998,430
Unsec. Disc. Notes (b)	0.10%	10/15/13	50,000	49,981,111
Unsec. Notes (a)	0.13%	07/24/13	80,000	80,000,000
Unsec. Notes (a)	0.15%	01/14/14	75,000	74,995,196
				283,976,209

Federal Home Loan Bank (FHLB)–30.51%

Sr. Unsec. Bonds (a)	0.16%	11/13/13	50,000	50,012,563
Unsec. Bonds	0.25%	07/17/13	50,000	49,999,792
Unsec. Bonds	0.15%	10/04/13	50,000	49,999,696
Unsec. Bonds (a)	0.13%	02/05/14	75,000	75,000,000
Unsec. Bonds	0.13%	04/11/14	50,000	49,980,758
Unsec. Disc. Notes (b)	0.07%	07/17/13	43,290	43,286,128
Unsec. Disc. Notes (b)	0.07%	07/19/13	75,000	74,993,000
Unsec. Disc. Notes (b)	0.11%	07/19/13	50,000	49,992,667
Unsec. Disc. Notes (b)	0.07%	07/24/13	75,000	74,991,940
Unsec. Disc. Notes (b)	0.07%	07/26/13	75,000	74,991,979
Unsec. Disc. Notes (b)	0.08%	08/02/13	75,000	74,989,667
Unsec. Disc. Notes (b)	0.07%	08/28/13	75,000	74,987,717
Unsec. Disc. Notes (b)	0.10%	10/02/13	55,300	55,280,350
Unsec. Disc. Notes (b)	0.11%	10/16/13	65,000	64,973,038
Unsec. Disc. Notes (b)	0.11%	10/18/13	15,000	14,993,629
Unsec. Disc. Notes (b)	0.12%	10/18/13	50,000	49,976,833
Unsec. Disc. Notes (b)	0.10%	10/23/13	75,000	74,969,400
Unsec. Disc. Notes (b)	0.10%	10/25/13	50,000	49,979,722
Unsec. Disc. Notes (b)	0.10%	10/30/13	50,000	49,978,399
Unsec. Global Bonds	0.11%	07/17/13	50,000	49,998,594
Unsec. Global Bonds (a)	0.13%	07/25/13	80,000	80,000,000
Unsec. Global Bonds (a)	0.13%	07/26/13	80,000	79,998,794
Unsec. Global Bonds	0.12%	08/13/13	50,000	49,995,872
Unsec. Global Bonds	0.10%	10/30/13	50,000	49,996,500
Unsec. Global Bonds	0.12%	01/30/14	50,000	49,994,216
Unsec. Global Bonds (a)	0.15%	04/04/14	80,000	79,989,754
Unsec. Global Bonds (a)	0.13%	04/25/14	75,000	75,000,000
Unsec. Global Bonds (a)	0.13%	04/28/14	60,000	60,000,000
Unsec. Global Bonds (a)	0.14%	05/01/14	75,000	75,000,539
Unsec. Global Notes (a)	0.15%	06/04/13	75,000	74,999,938
Unsec. Global Notes (a)	0.14%	02/28/14	60,000	59,993,403
Unsec. Notes (a)	0.11%	09/10/13	75,000	74,991,546
				1,963,336,434

Federal Home Loan Mortgage Corp. (FHLMC)–6.53%

Unsec. Disc. Notes (b)	0.14%	07/09/13	50,000	49,992,611
Unsec. Disc. Notes (b)	0.11%	07/15/13	50,000	49,993,278
Unsec. Disc. Notes (b)	0.06%	08/26/13	75,000	74,989,250
Unsec. Disc. Notes (b)	0.10%	10/15/13	52,500	52,480,166
Unsec. Disc. Notes (b)	0.11%	10/15/13	65,000	64,973,726
Unsec. Disc. Notes (b)	0.10%	10/21/13	127,500	127,449,708
				419,878,739

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal National Mortgage Association (FNMA)–9.72%

Unsec. Disc. Notes (b)	0.10%	06/03/13	$50,000	$49,999,722
Unsec. Disc. Notes (b)	0.10%	06/10/13	50,000	49,998,750
Unsec. Disc. Notes (b)	0.13%	06/10/13	50,000	49,998,350
Unsec. Disc. Notes (b)	0.11%	07/01/13	60,000	59,994,500
Unsec. Disc. Notes (b)	0.14%	07/02/13	50,000	49,993,972
Unsec. Disc. Notes (b)	0.11%	07/17/13	50,000	49,992,972
Unsec. Disc. Notes (b)	0.11%	07/22/13	50,000	49,992,208
Unsec. Disc. Notes (b)	0.11%	07/25/13	55,000	54,990,925
Unsec. Disc. Notes (b)	0.06%	08/28/13	75,000	74,988,450
Unsec. Disc. Notes (b)	0.15%	09/03/13	50,000	49,980,417
Unsec. Disc. Notes (b)	0.10%	11/06/13	55,000	54,975,861
Unsec. Disc. Notes (b)	0.10%	11/27/13	30,808	30,792,682
				625,698,809

Overseas Private Investment Corp. (OPIC)–0.78%
Gtd. VRD COP Bonds (c)	0.15%	07/09/26	50,000	50,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,342,890,191)				3,342,890,191

U.S. Treasury Bills–1.63% (b)

U.S. Treasury Bills	0.11%	07/25/13	50,000	49,992,125
U.S. Treasury Bills	0.11%	08/01/13	55,000	54,990,122
Total U.S. Treasury Bills (Cost $104,982,247)				104,982,247
TOTAL INVESTMENTS (excluding Repurchase Agreements)–53.58% (Cost $3,447,872,438)				3,447,872,438

			Repurchase Amount

Repurchase Agreements–46.44%(d)

Barclays Capital Inc., Joint term agreement dated 05/31/13, aggregate maturing value $400,003,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,170; 0%-10.70%, 06/07/13-01/15/48) (e)	0.05%	06/07/13	325,003,160	325,000,000
BMO Capital Markets Corp., Joint agreement dated 05/31/13, aggregate maturing value $200,001,167 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,088; 0%-8.13%, 06/13/13-02/15/43)	0.07%	06/03/13	120,000,700	120,000,000
BNP Paribas Securities Corp., Joint term agreement dated 05/15/13, aggregate maturing value $300,045,750 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,950; 0%-6.75%, 07/11/13-01/14/37) (e)	0.09%	07/15/13	250,038,125	250,000,000
Citigroup Global Markets Inc., Joint agreement dated 05/31/13, aggregate maturing value $250,001,458 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,030; 0%-7.25%, 08/01/13-02/15/43)	0.07%	06/03/13	220,001,283	220,000,000
Citigroup Global Markets Inc., Joint term agreement dated 05/29/13, aggregate maturing value $250,001,944 (collateralized by U.S. Government sponsored agency & U.S.Treasury obligations valued at $255,000,054; 0%-6.24%, 12/11/13-04/01/56) (e)	0.04%	06/05/13	200,001,555	200,000,000
Credit Agricole Corporate & Investment Bank, Joint agreement dated 05/31/13, aggregate maturing value $425,002,479 (collateralized by U.S. Treasury obligations valued at $433,500,002; 2.00%, 01/15/14)	0.07%	06/03/13	345,002,012	345,000,000
Deutsche Bank Securities Inc., Joint agreement dated 05/31/13, aggregate maturing value $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,000,067; 0.13%-9.13%, 12/31/14-01/15/28)	0.06%	06/03/13	8,370,012	8,369,970
Deutsche Bank Securities Inc., Joint term agreement dated 05/16/13, aggregate maturing value $350,056,681 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,106; 0%-7.13%, 01/30/14-01/15/30) (e)	0.11%	07/08/13	300,048,584	300,000,000
Goldman, Sachs & Co., Agreement dated 05/31/13, maturing value $300,001,750 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,659; 0%-7.13%, 02/04/14-04/01/56)	0.07%	06/03/13	300,001,750	300,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 05/28/13, aggregate maturing value $350,002,722 (collateralized by U.S. Treasury obligations valued at $357,000,003; 5.38%, 02/15/31) (e)	0.04%	06/04/13	$300,002,333	$300,000,000
RBS Securities Inc., Joint agreement dated 05/31/13, aggregate maturing value $400,002,333 (collateralized by U.S. Government sponsored agency obligations valued at $408,002,391; 0%-9.38%, 06/14/13-07/15/32)	0.07%	06/03/13	320,001,867	320,000,000
Societe Generale, Joint term agreement dated 05/29/13, aggregate maturing value $350,002,042 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,001; 0%-6.75%, 06/26/13-04/01/56) (e)	0.03%	06/05/13	300,001,750	300,000,000
Total Repurchase Agreements (Cost $2,988,369,970)				2,988,369,970
TOTAL INVESTMENTS(f)–100.02% (Cost $6,436,242,408)				6,436,242,408
OTHER ASSETS LESS LIABILITIES–(0.02)%				(1,006,185)
NET ASSETS–100.00%				$6,435,236,223

Investment Abbreviations:

COP	—Certificates of Participation
Disc.	—Discounted
Gtd.	—Guaranteed
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2013

(Unaudited)

Government TaxAdvantange Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–95.19%

Federal Farm Credit Bank (FFCB)–29.40%

Unsec. Bonds (a)	0.18%	06/04/13	$14,400	$14,399,982
Unsec. Notes (a)	0.18%	08/26/13	15,000	15,000,000
Unsec. Notes (a)	0.15%	01/14/14	5,000	4,999,680
Unsec. Disc. Notes (b)	0.01%	06/03/13	83,352	83,351,954
Unsec. Disc. Notes (b)	0.05%	06/03/13	60,000	59,999,833
Unsec. Disc. Notes (b)	0.05%	06/06/13	25,000	24,999,826
Unsec. Disc. Notes (b)	0.05%	06/07/13	25,000	24,999,792
Unsec. Disc. Notes (b)	0.04%	06/13/13	15,000	14,999,800
Unsec. Disc. Notes (b)	0.06%	06/14/13	20,000	19,999,567
Unsec. Disc. Notes (b)	0.03%	06/18/13	25,000	24,999,646
Unsec. Disc. Notes (b)	0.05%	06/19/13	25,000	24,999,375
Unsec. Disc. Notes (b)	0.03%	06/20/13	25,000	24,999,604
Unsec. Disc. Notes (b)	0.05%	06/20/13	10,000	9,999,736
Unsec. Disc. Notes (b)	0.03%	06/24/13	35,000	34,999,329
Unsec. Disc. Notes (b)	0.04%	06/27/13	35,000	34,998,989
Unsec. Disc. Notes (b)	0.04%	07/10/13	25,000	24,998,916
Unsec. Disc. Notes (b)	0.10%	07/18/13	15,000	14,998,042
Unsec. Disc. Notes (b)	0.10%	10/16/13	15,000	14,994,292
Unsec. Disc. Notes (b)	0.10%	10/28/13	15,000	14,993,792
				487,732,155

Federal Home Loan Bank (FHLB)–59.76%

Unsec. Disc. Notes (b)	0.00%	06/03/13	123,342	123,342,122
Unsec. Disc. Notes (b)	0.04%	06/05/13	35,000	34,999,864
Unsec. Disc. Notes (b)	0.10%	06/05/13	15,000	14,999,833
Unsec. Disc. Notes (b)	0.04%	06/07/13	25,000	24,999,854
Unsec. Disc. Notes (b)	0.08%	06/07/13	25,000	24,999,688
Unsec. Disc. Notes (b)	0.04%	06/12/13	21,100	21,099,755
Unsec. Disc. Notes (b)	0.10%	06/12/13	15,000	14,999,542
Unsec. Disc. Notes (b)	0.08%	06/14/13	15,000	14,999,567
Unsec. Disc. Notes (b)	0.09%	06/14/13	12,000	11,999,610
Unsec. Disc. Notes (b)	0.11%	06/14/13	15,000	14,999,431
Unsec. Disc. Notes (b)	0.00%	06/19/13	66,400	66,398,740
Unsec. Disc. Notes (b)	0.03%	06/21/13	40,000	39,999,244
Unsec. Disc. Notes (b)	0.09%	06/21/13	10,000	9,999,500
Unsec. Disc. Notes (b)	0.05%	07/05/13	24,300	24,298,852
Unsec. Disc. Notes (b)	0.08%	07/05/13	13,500	13,499,044
Unsec. Disc. Notes (b)	0.10%	07/05/13	6,500	6,499,386
Unsec. Disc. Notes (b)	0.06%	07/10/13	25,000	24,998,510
Unsec. Disc. Notes (b)	0.05%	07/11/13	35,000	34,998,056
Unsec. Disc. Notes (b)	0.06%	07/12/13	25,000	24,998,434
Unsec. Disc. Notes (b)	0.07%	07/17/13	15,000	14,998,658
Unsec. Disc. Notes (b)	0.08%	07/17/13	15,000	14,998,563
Unsec. Disc. Notes (b)	0.08%	07/19/13	15,000	14,998,500
Unsec. Disc. Notes (b)	0.05%	07/24/13	15,000	14,998,896
Unsec. Disc. Notes (b)	0.07%	07/24/13	15,000	14,998,454
Unsec. Disc. Notes (b)	0.07%	07/26/13	15,000	14,998,511
Unsec. Disc. Notes (b)	0.08%	07/26/13	15,000	14,998,281
Unsec. Disc. Notes (b)	0.08%	07/31/13	15,000	14,998,125
Unsec. Disc. Notes (b)	0.07%	08/07/13	25,000	24,996,743

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government TaxAdvantange Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes (b)	0.07%	08/09/13	$15,000	$14,997,987
Unsec. Disc. Notes (b)	0.07%	08/14/13	35,000	34,994,964
Unsec. Disc. Notes (b)	0.06%	08/21/13	25,000	24,996,625
Unsec. Disc. Notes (b)	0.07%	08/23/13	25,000	24,996,253
Unsec. Disc. Notes (b)	0.10%	10/02/13	15,000	14,994,772
Unsec. Disc. Notes (b)	0.10%	10/03/13	10,000	9,996,556
Unsec. Disc. Notes (b)	0.09%	10/04/13	15,000	14,995,312
Unsec. Disc. Notes (b)	0.11%	10/09/13	9,500	9,496,398
Unsec. Disc. Notes (b)	0.11%	10/16/13	15,000	14,993,835
Unsec. Disc. Notes (b)	0.11%	10/18/13	10,000	9,995,753
Unsec. Disc. Notes (b)	0.10%	10/23/13	15,000	14,994,000
Unsec. Disc. Notes (b)	0.10%	10/25/13	15,000	14,994,221
Unsec. Disc. Notes (b)	0.10%	10/30/13	15,000	14,993,520
Unsec. Disc. Notes (b)	0.10%	11/06/13	15,000	14,993,746
Unsec. Disc. Notes (b)	0.10%	11/08/13	15,000	14,993,333
Unsec. Disc. Notes (b)	0.10%	11/13/13	15,000	14,993,125
Unsec. Notes (a)	0.11%	09/10/13	10,000	9,998,873
Unsec. Global Bonds (a)	0.13%	04/25/14	10,000	10,000,000
Unsec. Global Notes (a)	0.15%	06/04/13	15,000	14,999,988
				991,533,024

Tennessee Valley Authority (TVA)–6.03%

Unsec. Disc. Notes (b)	0.11%	06/06/13	30,000	29,999,552
Unsec. Disc. Notes (b)	0.08%	06/20/13	20,000	19,999,208
Unsec. Disc. Notes (b)	0.05%	06/27/13	30,000	29,999,025
Unsec. Disc. Notes (b)	0.10%	07/11/13	20,000	19,997,889
				99,995,674
Total U.S. Government Sponsored Agency Securities (Cost $1,579,260,853)				1,579,260,853

U.S. Treasury Bills–4.82% (b)

U.S. Treasury Bills	0.03%	06/27/13	55,000	54,998,808
U.S Treasury Bills	0.07%	11/14/13	25,000	24,991,700
Total U.S. Treasury Bills (Cost $79,990,508)				79,990,508
TOTAL INVESTMENTS(c)–100.01% (Cost $1,659,251,361)				1,659,251,361
OTHER ASSETS LESS LIABILITIES–(0.01)%				(122,647)
NET ASSETS–100.00%				$1,659,128,714

Investment Abbreviations:

Disc.	—Discounted
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2013

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–100.17%

Alabama–0.47%

Camden (City of) Industrial Development Board (Weyerhaeuser Co.); Series 2003 A, Ref. RB (a)(b)	6.13%	12/01/13	$1,000	$1,029,719
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (c)(d)(e)	0.15%	04/01/28	3,000	3,000,000
				4,029,719

Alaska–0.15%

Fairbanks North Star (Borough of); Series 2012 S, Ref. Unlimited Tax GO Bonds	2.00%	10/01/13	1,280	1,287,269

Arizona–2.43%

JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB (c)(f)(g)	0.15%	08/01/15	7,440	7,440,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (c)(d)	0.15%	12/01/37	13,195	13,195,000
				20,635,000

Colorado–3.55%

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.23%	07/01/34	2,025	2,025,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP-FNMA) (c)	0.12%	02/15/28	2,100	2,100,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.) (c)(d)	0.26%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (c)(d)	0.13%	07/01/21	4,280	4,280,000
Mesa (County of) (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.13%	12/01/26	5,575	5,575,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC-U.S. Bank, N.A.) (c)(d)	0.13%	12/01/23	2,185	2,185,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas) (c)(d)(e)	0.77%	12/01/30	6,950	6,950,000
				30,215,000

District of Columbia–0.57%

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (c)(d)(f)	0.26%	01/01/29	4,805	4,805,000

Florida–1.96%

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA) (c)	0.12%	11/15/35	10,990	10,990,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (c)(f)(g)	0.14%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (c)	0.12%	10/15/32	1,125	1,125,000
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.23%	04/01/20	2,280	2,280,000
				16,670,000

Georgia–1.51%

Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.23%	01/01/21	4,815	4,815,000
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (c)	0.13%	06/15/25	4,100	4,100,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (c)(f)	0.12%	08/01/24	$3,950	$3,950,000
				12,865,000

Hawaii–2.94%

Hawai’i Pacific Health (Department of Budget and Finance of the State of Hawai’i); Series 2004 B, VRD Special Purpose RB (LOC-JP Morgan Chase Bank, N.A.) (c)(d)	0.13%	07/01/33	25,000	25,000,000

Idaho–0.71%

Idaho (State of); Series 2012, Unlimited Tax GO TAN	2.00%	06/28/13	6,000	6,007,970

Illinois–7.51%

Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC-Royal Bank of Canada) (c)(d)	0.07%	01/01/37	5,000	5,000,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC) (c)	0.12%	03/01/30	14,845	14,845,000
Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	1,000	1,000,657
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.) (c)(d)	0.12%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.13%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.) (c)(d)(f)	0.23%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.) (c)(d)	0.13%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB (c)	0.11%	12/01/46	2,000	2,000,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.13%	08/01/15	2,600	2,600,000
Series 1985 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.13%	08/01/15	800	800,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)(f)	0.14%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.15%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago) (c)(d)	0.41%	11/01/24	980	980,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.12%	08/15/25	550	550,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.) (c)(d)	0.13%	10/01/33	4,850	4,850,000
Lake (County of) Forest Preserve District; Series 2013, Land Acquisition & Development Unlimited Tax GO Bonds	2.00%	12/15/13	2,345	2,367,956
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.13%	01/15/22	4,300	4,300,000
				63,883,613

Indiana–6.10%

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.23%	08/01/37	2,425	2,425,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC-PNC Bank, N.A.) (c)(d)	0.14%	12/01/32	9,215	9,215,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia) (c)(d)(e)	0.12%	06/01/40	3,000	3,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health Systems RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.12%	11/01/37	18,360	18,360,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.23%	02/01/25	1,835	1,835,000
Indiana University; Series 2012 V-1, Ref. Tax Exempt Student Fee RB	2.50%	08/01/13	1,520	1,525,714

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA) (c)	0.13%	05/15/38	$14,000	$14,000,000
Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	1,545	1,546,314
				51,907,028

Iowa–0.47%

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC) (c)	0.13%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program - Morningside College); Series 2013 C, Unlimited Tax GO RAN (LOC-U.S. Bank, N.A.) (d)	2.00%	05/15/14	2,000	2,033,270
				4,033,270

Kansas–0.53%

Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (c)(f)	0.12%	03/01/31	3,500	3,500,000
Wichita (City of); Series 2011 C, Ref. Unlimited Tax GO Bonds	3.00%	09/01/13	1,000	1,007,008
				4,507,008

Kentucky–2.63%

Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (c)(d)	0.13%	04/01/32	8,120	8,120,000
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.15%	06/01/30	14,200	14,200,000
				22,320,000

Maryland–2.74%

Baltimore (County of) Metropolitan District; Series 2013, Unlimited Tax GO BAN	1.50%	02/24/14	10,100	10,196,301
Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	1,100	1,105,115
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.12%	07/01/32	4,970	4,970,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.12%	07/01/28	2,075	2,075,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.12%	07/01/33	4,990	4,990,000
				23,336,416

Michigan–4.18%

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA) (c)	0.12%	08/15/32	1,615	1,615,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.13%	10/15/42	20,885	20,885,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.13%	05/01/31	600	600,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.13%	02/01/35	4,615	4,615,000
Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,268,967
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.) (c)(d)	0.14%	04/01/22	6,570	6,570,000
				35,553,967

Minnesota–0.81%

Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (c)(d)	0.14%	04/01/37	5,835	5,835,000
Minnesota (State of); Series 2008 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/13	1,000	1,008,087
				6,843,087

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi–0.12%

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR (c)	0.07%	12/01/30	$1,000	$1,000,000

Missouri–4.63%

Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC-Bank of America, N.A.) (c)(d)	0.26%	11/01/27	1,760	1,760,000
Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC-FHLB of Des Moines) (c)(d)	0.12%	11/01/21	1,655	1,655,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.15%	12/01/27	14,500	14,500,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-BMO Harris Bank, N.A.) (c)(d)	0.13%	11/15/43	17,500	17,500,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.) (c)(d)(f)	0.13%	12/01/15	3,950	3,950,000
				39,365,000

New Hampshire–2.52%

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.13%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC-TD Bank, N.A.) (c)(d)	0.12%	10/01/33	14,465	14,465,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (c)(d)	0.12%	09/01/37	980	980,000
				21,445,000

New Mexico–0.13%

Bernalillo (County of); Series 2013, Unlimited Tax GO Bonds	3.00%	08/15/13	1,100	1,106,307

New York–0.96%

Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.13%	10/01/32	4,710	4,710,000
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC-Bank of Tokyo Mitsubisihi UFJ, Ltd. (The)) (c)(d)(e)	0.09%	11/01/31	3,485	3,485,000
				8,195,000

North Carolina–1.21%

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC-Branch Banking & Trust Co.) (c)(d)	0.15%	12/01/36	9,300	9,300,000
Winston-Salem (City of); Series 2011, Ref. Water & Sewer System RB	4.00%	06/01/13	1,000	1,000,069
				10,300,069

Ohio–6.60%

Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.) (c)(d)	0.14%	12/01/21	9,100	9,100,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (c)(d)	0.13%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.13%	01/01/37	18,000	18,000,000
Middletown (City of) (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.16%	11/15/39	11,000	11,000,000
Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.18%	11/01/27	13,000	13,000,000
				56,100,000

Oklahoma–0.18%

Tulsa (City of) Utility Authority; Series 2013, Ref. RB	2.00%	09/01/13	1,525	1,531,833

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oregon–1.98%

Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (c)(d)	0.12%	06/01/37	$13,700	$13,700,000
Oregon (State of) Department of Transportation; Series 2007 A, Highway User Tax Sr. Lien RB	5.00%	11/15/13	3,055	3,121,526
				16,821,526

Pennsylvania–16.75%

Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG) (c)(d)(e)	0.11%	05/15/37	32,750	32,750,000
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC-Bank of Nova Scotia) (c)(d)(e)	0.14%	07/15/21	8,500	8,500,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC-PNC Bank, N.A.) (c)(d)	0.14%	09/01/18	2,305	2,305,000
Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD RB (c)	0.05%	08/01/28	5,000	5,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.14%	10/15/25	7,390	7,390,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (c)(d)	0.13%	09/01/28	7,625	7,625,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (c)(d)(e)	0.14%	07/01/38	42,500	42,500,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.15%	04/01/20	1,700	1,700,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC) (c)(d)(e)	0.11%	12/01/38	20,750	20,750,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.14%	07/01/26	6,985	6,985,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.14%	12/01/24	6,915	6,915,000
				142,420,000

Rhode Island–3.00%

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.15%	09/01/37	25,510	25,510,000

South Carolina–3.85%

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-TD Bank, N.A.) (c)(d)	0.12%	11/01/32	32,740	32,740,000

Tennessee–2.06%

Hamilton (County of); Series 2012 A, Ref. Unlimited Tax GO Bonds	3.00%	03/01/14	4,045	4,129,046
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (c)	0.12%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University);
Series 2006 A-4, Commercial Paper Notes	0.23%	09/03/13	10,000	10,000,000
Series 2008 A, Ref. RB	5.00%	10/01/13	2,000	2,031,716
				17,535,762

Texas–7.77%

Dallas (County of); Series 2013, Ref. Unlimited Tax GO Bonds	2.00%	02/15/14	4,450	4,500,641
Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.16%	07/11/13	7,000	7,000,000
Series 2009 H-2, GO Commercial Paper Notes	0.17%	07/16/13	9,800	9,800,000
Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.15%	01/01/41	18,500	18,500,000
Lubbock (City of); Series 2010 A, Waterworks System Surplus Revenue Limited Tax GO Ctfs.	5.00%	02/15/14	1,000	1,033,649
Lubbock (County of); Series 2013, Limited Tax GO Bonds	2.00%	02/15/14	905	915,886
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA) (c)	0.13%	02/15/27	7,760	7,760,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas (State of); Series 2012, TRAN	2.50%	08/30/13	$16,500	$16,593,759
				66,103,935

Utah–1.07%

Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (c)(d)	0.23%	06/01/21	2,300	2,300,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (c)	0.17%	04/01/42	3,125	3,125,000
Utah (State of); Series 2011 A, Unlimited Tax GO Bonds	4.00%	07/01/13	3,700	3,711,576
				9,136,576

Vermont–0.20%

Vermont (State of); Series 2012 F, Unlimited Tax GO Bonds	2.00%	08/15/13	1,660	1,666,139

Virginia–1.76%

Fredericksburg (City of); Series 2011 A, Unlimited Tax GO Bonds	4.00%	07/15/13	1,540	1,547,080
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC) (c)	0.14%	08/01/32	7,800	7,800,000
Loudoun (County of) Public Improvement; Series 2013 A, Ref. Unlimited Tax GO Bonds	4.00%	12/01/13	3,210	3,262,933
Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.18%	12/01/34	1,570	1,570,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP-FHLMC) (c)	0.18%	12/01/19	740	740,000
				14,920,013

West Virginia–0.78%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (c)(d)	0.15%	01/01/34	6,600	6,600,000

Wisconsin–3.16%

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago) (c)(d)	0.12%	10/01/42	5,175	5,175,000
Milwaukee (City of) Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (c)(d)	0.12%	09/01/40	6,040	6,040,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.15%	06/01/37	4,475	4,475,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (c)(d)(f)	0.26%	07/01/14	375	375,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.14%	12/01/32	8,805	8,805,000
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.23%	08/15/34	2,000	2,000,000
				26,870,000

Wyoming–2.18%

Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.13%	11/01/24	5,460	5,460,000
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.13%	11/01/24	13,060	13,060,000
				18,520,000
TOTAL INVESTMENTS(h)(i)–100.17% (Cost $851,786,507)				851,786,507
OTHER ASSETS LESS LIABILITIES–(0.17)%				(1,432,471)
NET ASSETS–100.00%				$850,354,036

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

BAN	—Bond Anticipation Notes
CEP	—Credit Enhancement Provider
Ctfs.	—Certificates
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
PUTTERs	—Putable Tax-Exempt Receipts
RAN	—Revenue Anticipation Notes
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
TAN	—Tax Anticipation Notes
TRAN	—Tax and Revenue Anticipation Notes
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 7.4%; other countries less than 5% each: 6.8%.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $35,995,000, which represented 4.23% of the Fund’s Net Assets.

(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(h)	Also represents cost for federal income tax purposes.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	21.4%
PNC Bank, N.A.	9.5
Wells Fargo Bank, N.A.	8.9
U.S. Bank, N.A.	7.3
TD Bank, N.A.	5.7
Federal National Mortgage Association	5.5

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Short-Term Investments Trust

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-Term Investments Trust

Item 2. Controls and Procedures.

(a)	As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	July 30, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	July 30, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.